Share-based payments - Share-based payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (20)	$ (19)	$ (50)	$ (46)
Employee savings plan (ESP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(7)	(7)	(14)	(14)
Restricted share units (RSUs) and performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(11)	(10)	(30)	(27)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (2)	$ (2)	$ (6)	$ (5)